Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Inventory purchased	$ 548,416	$ 760,305
Due to majority shareholder
Russian Affiliate [Member]
Related party payable	$ 115,815	$ 166,875
Minimum [Member]
Percentage of commission to sell inventory	5.00%
Maximum [Member]
Percentage of commission to sell inventory	10.00%